Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands	Series A-1 Redeemable Convertible Preferred Stock	Series A-2 Redeemable Convertible Preferred Stock	Series A-3 Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2018	$ 20,750	$ 3,893	$ 2,026	$ 24	$ 4,072	$ (34,853)	$ (30,757)
Balance (in Shares) at Dec. 31, 2018	23,460,903	8,793,755	2,545,155	24,453,750
Retroactive application of recapitalization (See Note 4)	$ (20,750)	$ (3,893)	$ (2,026)	$ (15)	26,684		26,669
Retroactive application of recapitalization (See Note 4) (in Shares)	(23,460,903)	(8,793,755)	(2,545,155)	61,890,680
Adjusted balance, beginning of period				$ 9	30,756	(34,853)	(4,088)
Adjusted balance, beginning of period (in Shares)				86,344,430
Exercise of common stock options					7		7
Exercise of common stock options (in Shares)				418,033
Share-based compensation					125		125
Share-based compensation, shares (in Shares)
Net loss						(14,113)	(14,113)
Balance at ending at Dec. 31, 2019				$ 9	30,888	(48,966)	(18,069)
Balance at ending (in Shares) at Dec. 31, 2019				86,762,463
Share-based compensation					57		57
Net loss						(5,562)	(5,562)
Balance at ending at Mar. 31, 2020				$ 9	30,945	(54,528)	(23,574)
Balance at ending (in Shares) at Mar. 31, 2020				86,762,463
Balance at Dec. 31, 2019				$ 9	30,888	(48,966)	(18,069)
Balance (in Shares) at Dec. 31, 2019				86,762,463
Common stock issued for warrants exercised, net of issuance costs				$ 4	136,512		136,516
Common stock issued for warrants exercised, net of issuance costs (in Shares)				15,414,592
Redemption of unexercised warrants					(3)		(3)
Redemption of unexercised warrants (in Shares)
Exercise of common stock options					121		121
Exercise of common stock options (in Shares)				1,112,160
Conversion of convertible notes payable to common stock					44,039		$ 44,039
Conversion of convertible notes payable to common stock (in Shares)				4,404,367			15,414,592
Business Combination and PIPE financing				$ 6	153,147		$ 153,153
Business Combination and PIPE financing (in Shares)				61,622,839
Share-based compensation					294		294
Share-based compensation, shares (in Shares)
Net loss						324,117	324,117
Balance at ending at Dec. 31, 2020				$ 19	364,998	275,151	640,168
Balance at ending (in Shares) at Dec. 31, 2020				169,316,421
Common stock issued for warrants exercised, net of issuance costs					4,282		4,282
Common stock issued for warrants exercised, net of issuance costs (in Shares)				371,535
Exercise of common stock options					287		287
Exercise of common stock options (in Shares)				1,831,855
Share-based compensation					1,510		1,510
Net loss						(16,562)	(16,562)
Balance at ending at Mar. 31, 2021				$ 19	$ 371,077	$ 258,589	$ 629,685
Balance at ending (in Shares) at Mar. 31, 2021				171,519,811